As filed with the Securities and Exchange Commission on August 20, 2008
                                     Investment Company Act File Number 811-5698



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES



                         TAX EXEMPT PROCEEDS FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   June 30


Date of reporting period:  June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS


--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)

================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

ACTUAL  EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL  EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account       Ending Account         Expenses Paid      Annualized Expense
                                         Value 1/01/08          Value 6/30/08       During the Period          Ratio (a)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Actual                                     $1,000.00              $1,010.30               $2.00                 0.40%
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)   $1,000.00              $1,022.87               $2.01                 0.40%
-------------------------------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (January 1, 2008 through June 30, 2008), multiplied by 182/366 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

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TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2008


================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value             Standard
  Amount                                                                         Date     Coupon (b)  (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Put Bond (c) (1.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,000,000 Plaquemines, LA Port, Harbor & Terminal District Port Facility RB
             (Chevron Pipeline Company Project) - Series 1984                   09/01/08    3.85%   $  3,000,000      P-1      A-1+
------------                                                                                        ------------
   3,000,000 Total Put Bond                                                                            3,000,000
------------                                                                                        ------------
Tax Exempt Commercial Paper (1.29%)
-----------------------------------------------------------------------------------------------------------------------------------

$  2,250,000 Harris County, TX - Series C                                       08/07/08    1.75%   $  2,250,000      P-1      A-1+
------------                                                                                        ------------
   2,250,000 Total Tax Exempt Commercial Paper                                                         2,250,000
------------                                                                                        ------------
Tax Exempt General Obligation Notes & Bonds (7.79%)
-----------------------------------------------------------------------------------------------------------------------------------

$  3,000,000 Davis County, UT Board of Education of Davis School District,
             TAN - Series 2008                                                  06/30/09    1.78%   $  3,035,760     MIG-1
   4,000,000 Racine, WI Unified School District TRAN                            07/25/08    3.70       4,001,389     MIG-1
   1,500,000 State of Idaho TAN - Series 2008                                   06/30/09    1.72       1,518,810     MIG-1     SP-1+
   3,000,000 State of Oregon Full Faith and Credit TAN -  2008 Series A         06/30/09    1.70       3,038,220     MIG-1     SP-1+
   2,000,000 Dane and Columbia Counties,WI Sun Prairie Area School District BAN 02/20/09    1.67       2,000,098     MIG-1
------------                                                                                        ------------
  13,500,000 Total Tax Exempt General Obligation Notes & Bonds                                        13,594,277
------------                                                                                        ------------
Variable Rate Demand Instruments (d) (92.92%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,145,000 Alachua County, FL IDRB
             (Oak Hall Private School, Inc. Project) - Series 2007
             LOC SunTrust Bank                                                  07/01/31    1.58%   $  1,145,000    VMIG-1
   4,500,000 BB&T Municipal Trust Floater Certificates - Series 1007
             LOC Branch Banking & Trust Company                                 12/18/27    1.67       4,500,000    VMIG-1
   4,000,000 City of Aurora, CO Cornerstar Metropolitan District - Series 2007
             LOC Compass Bank                                                   12/01/37    1.63       4,000,000               A-1
   1,700,000 City of Birmingham, AL Special Care Facilities Financing Authority RB
             (United Cerebral Palsy of Greater Birmingham Inc. Project)-Series 2006
             LOC AmSouth Bank                                                   12/01/19    1.61       1,700,000    VMIG-1
   3,000,000 City of Cohasset, MN RB
             (Minnesota Power & Light Company Project) - Series 1997A
             LOC LaSalle National Bank, N.A.                                    06/01/20    1.55       3,000,000               A-1+
   2,000,000 City of Montgomery, AL IDB
             Pollution Control & Solid Waste Disposal Revenue Refunding Bonds
             (General Electric Company Project) - Series 2005                   05/01/21    2.30       2,000,000    VMIG-1     A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value             Standard
  Amount                                                                         Date     Coupon (b)  (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000 City of Valdez, AK Marine Terminal Revenue Refunding Bonds
             (BP Pipelines (Alaska) Inc. Project) - Series 2003B                07/01/37    2.05%   $  1,000,000    VMIG-1      A-1+
   3,000,000 Colorado Health Facilities Authority HRB
             (Boulder Community Hospital Project) - Series 2000
             LOC Bank One, N.A.                                                 10/01/30    1.75       3,000,000    VMIG-1      A-1+
   5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
             (Oasbo Expanded Asset Pooled Financing Program) - Series 2006
             LOC U.S. Bank N.A.                                                 12/01/36    1.57       5,000,000    VMIG-1
   4,705,000 Cuyahoga County, OH (Cleveland Health Education Museum Project)
             LOC Key Bank N.A.                                                  03/01/32    1.59       4,705,000    VMIG-1
   2,500,000 Dade County, FL IDA Pollution Control Revenue Refunding Bonds
             (Florida Power & Light Company Project) - Series 1995              04/01/20    2.40       2,500,000    VMIG-1      A-1+
   5,900,000 Delaware State EDA RB (Delaware Hospice Inc. Project) - Series 2007
             LOC Wilmington Trust                                               02/01/32    1.55       5,900,000    VMIG-1
   4,000,000 Development Authority of Fulton County, GA RB
             (Piedmont Healthcare, Inc. Project) - Series 2007
             LOC SunTrust Bank                                                  06/01/37    1.53       4,000,000    VMIG-1
   1,000,000 Emmaus, PA General Authority Local Government
             (Westchester Area School District Project) - Series 1989 B-24
             LOC Depfa Bank PLC                                                 03/01/24    1.50       1,000,000                A-1+
   2,000,000 Florida Housing Finance Corporation
             Multifamily Housing Revenue Refunding Bonds
             (Charleston Landing Apartments) - Series 2001 I-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31    1.56       2,000,000                A-1+
   2,250,000 Florida Housing Finance Corporation
             Multifamily Housing Revenue Refunding Bonds
             (Island Club Apartments) - Series 2001J-A
             Guaranteed by Federal Home Loan Mortgage Corporation               07/01/31    1.56       2,250,000                A-1+
   1,430,000 Houston County, GA Development Authority
             (Middle Georgia Community Action Agency) - Series 2001
             LOC Columbus Bank & Trust Company                                  01/01/31    1.70       1,430,000      P-1       A-1
   3,400,000 Illinois Development Finance Authority RB
             (Glenwood School For Boys) - Series 1998
             LOC Harris Trust & Savings Bank                                    02/01/33    1.55       3,400,000                A-1+

------------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008


================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value             Standard
  Amount                                                                         Date     Coupon (b)  (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,000,000 Illinois Financial Authority RB
             (Riverside Health System) - Series 2004
             LOC JP Morgan Chase Bank, N.A                                      11/15/29    1.50%   $  3,000,000    VMIG-1      A-1+
   1,000,000 Iowa Higher Education Loan Authority Private College Facility RB
             (Mount Mercy College Project) - Series 2002
             LOC Bank of America, N.A.                                          07/01/25    2.40       1,000,000                A-1+
   2,800,000 Iowa Higher Education Loan Authority Private College Facility RB
             (University of Dubuque Project) - Series 2007
             LOC Northern Trust Company                                         04/01/35    2.40       2,800,000                A-1+
   1,310,000 Jefferson County, KY Industrial Building RB
             (Seven Counties Services, Inc. Project) - Series 1999A
             LOC Fifth Third Bank                                               01/01/19    1.70       1,310,000      P-1       A-1+
   5,700,000 Long Island Power Authority, NY
             Electric System Subordinated RB - Series 3B
             LOC Westdeutsche Landesbank Girozentrale                           05/01/33    2.29       5,700,000    VMIG-1      A-1+
   5,000,000 Louisiana Housing Finance Agency
             (Canterbury House Apartments - Sherwood) - Series 2007
             LOC Charter One Bank, N.A.                                         09/15/40    1.60       5,000,000    VMIG-1
   2,000,000 Marion County, FL IDA  Multifamily Housing Revenue Refunding Bonds
             (Chambrel at Pinecastle Project) - Series 2002
             Guaranteed by Federal National Mortgage Association                11/15/32    1.56       2,000,000                A-1+
   1,500,000 Mark Milford Hicksville Joint Township Hospital District, OH
             Hospital Facilities RB - Series 2005
             (Commuinity Memorial Hospital of Hicksville)
             LOC Fifth Third Bank                                               12/01/37    1.61       1,500,000      P-1       A-1+
   6,700,000 Marshall County, WV PCRB
             (Mountaineer Carbon Company Project) - Series 1985                 12/01/20    1.70       6,700,000      P-1       A-1+
   4,000,000 Maryland Health and Higher Educational Facilities Authority RB
             (University of Maryland Medical System Issue) - Series 2007A
             LOC Wachovia Bank, N.A.                                            07/01/34    1.47       4,000,000    VMIG-1      A-1+
   6,000,000 Metropolitan Transportation Authority, NY RB - Series 2005E-2
             LOC Fortis Bank                                                    11/01/35    1.50       6,000,000    VMIG-1      A-1+
   7,000,000 Missouri State Health & Educational Facilities Authority RB
             (Christian Brothers College High School) - Series 2002A
             LOC Commerce Bank, N.A.                                            10/01/32    2.43       7,000,000                A-1

------------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value             Standard
  Amount                                                                         Date     Coupon (b)  (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000 Missouri State Health & Educational Facilities Authority RB
             (Ranken Technical College) - Series 2007
             LOC Northern Trust Company                                         11/15/31    2.40%   $  1,000,000                A-1+
   2,300,000 Missouri State Health & Educational Facilities Authority RB
             (The Washington University) - Series 2000A                         03/01/40    1.60       2,300,000    VMIG-1      A-1+
   1,800,000 Nassau County, NY Industrial Development Agency
             Civic Facility Refunding and Improvement RB
             (1999 Cold Spring Harbor Laboratory Project)                       01/01/34    1.60       1,800,000                A-1+
   1,000,000 New Jersey EDA IDRB (CST Products, LLC Project) - Series 2006
             LOC National Bank of Canada                                        04/01/26    1.66       1,000,000                A-1
   1,300,000 New Ulm, MN Hospital Facility RB
             (Health Central Systems Project) - Series 1985
             LOC Wells Fargo Bank, N.A.                                         08/01/14    1.60       1,300,000                A-1+
   1,000,000 New York City, NY GO Bonds - Fiscal 1994 Series A-8
             LOC JP Morgan Chase Bank, N.A                                      08/01/17    2.29       1,000,000    VMIG-1      A-1+
   1,300,000 New York City, NY GO Bonds - Fiscal 1994 Series E-5
             LOC JP Morgan Chase Bank, N.A                                      08/01/10    1.45       1,300,000    VMIG-1      A-1+
   1,400,000 New York State Dormitory Authority RB
             (Cornell University) - Series 1990B                                07/01/25    1.65       1,400,000    VMIG-1      A-1+
   5,000,000 New York State Dormitory Authority RB
             (Cornell University) - Series 2008B                                07/01/37    2.00       5,000,000    VMIG-1      A-1+
   2,300,000 New York City, NY GO - Fiscal 1994 - Sub-Series A-4
             LOC Bayerische Landesbank                                          08/01/22    1.60       2,300,000    VMIG-1      A-1+
   1,800,000 Newport City,  KY League of Cities Funding Trust Lease Program RB
             - Series 2002
             LOC US Bank, N. A.                                                 04/01/32    1.63       1,800,000    VMIG-1
   2,275,000 North Carolina Capital Facilities Finance Agency Capital Facilities RB
             (The Mental Health Association in North Carolina, Inc. Project) - Series 2007
             LOC Branch Banking & Trust Company                                 02/01/27    1.61       2,275,000      P-1       A-1+
   1,500,000 North Carolina Medical Care Commission HRB
             (Duke University Hospital Project) - Series 1993A                  06/01/23    1.48       1,500,000    VMIG-1      A-1+
   1,200,000 North Carolina Medical Care Commission HRB
             (Pooled Financing Project) - Series 1991B
             LOC First Union National Bank                                      10/01/13    2.35       1,200,000    VMIG-1

------------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008


================================================================================

                                                                                                                      Ratings (a)
                                                                                                                  -----------------
   Face                                                                         Maturity   Current      Value             Standard
  Amount                                                                         Date     Coupon (b)  (Note 1)    Moody's &  Poor's
---------                                                                       -------   ---------   --------    ------- ---------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000 Orange County, FL Health Facilities Authority HRB
             (Orlando Regional Healthcare System) - Series 2004
             LOC SunTrust Bank                                                  10/01/15    1.50 %  $  1,000,000    VMIG-1
   4,000,000 Palm Beach County, FL Educational Facilities Authority RB
             (Lynn University Project) - Series 2001
             LOC Bank of America, N.A.                                          11/01/21    1.55       4,000,000    P-1         A-1+
   3,000,000 Panama City, FL Bay Medical Center HRB - Series 2007B
             LOC Regions Bank                                                   10/01/27    1.60       3,000,000    VMIG-1
   7,000,000 Parish of East Baton Rouge, LA
             Pollution Control Revenue Refunding Bonds
             (Exxon Project) - Series 1989                                      11/01/19    2.22       7,000,000    P-1         A-1+
   1,000,000 St. Lucie County, FL Pollution Control Revenue Refunding Bonds
             (Florida Power & Light Company Project) - Series 2000              09/01/28    2.52       1,000,000    VMIG-1      A-1+
   1,960,000 State of Connecticut GO Bonds - Series 1997B                       05/15/14    1.25       1,960,000    VMIG-1      A-1+
   2,000,000 State of Connecticut HEFA (Gaylord Hospital Issue) - Series B
             LOC Bank of America, N.A.                                          07/01/37    1.48       2,000,000                A-1+
   5,000,000 Timnath Development Authority RB (Town of Timnath, CO) - Series 2007
             LOC Compass Bank                                                   12/01/29    1.63       5,000,000                A-1
   1,410,000 University of Delaware RB- Series 2005                             11/01/35    2.05       1,410,000                A-1+
   2,700,000 Washington State Housing Finance Commission Nonprofit Housing RB
             (Rockwood Retirement Communities Program) - Series 2002
             LOC Wells Forgo Bank, N.A.                                         01/01/34    2.36       2,700,000    VMIG-1
   1,100,000 Wisconsin HEFA RB (Alverno College Project) - Series 1997
             LOC Allied Irish Banks, PLC                                        11/01/17    2.43       1,100,000    VMIG-1
   2,200,000 Wisconsin HEFA RB (Aurora Health Care, Inc.) - Series 2006C
             LOC Marshall & Ilsley Bank                                         04/01/28    2.40       2,200,000                A-1
   6,000,000 Wisconsin HEFA RB
             (Meriter Hospital, Inc.) - Series 2008C
             LOC US Bank, N.A.                                                  12/01/35    2.40       6,000,000                A-1+
------------                                                                                        ------------
 162,085,000 Total Variable Rate Demand Instruments                                                  162,085,000
------------                                                                                        ------------
             Total Investments (103.72%) (Amortized cost $180,929,277+)                              180,929,277
             Liabilities in excess of cash and other assets (-3.72%)                                 (6,498,539)
                                                                                                    ------------
             Net Assets (100.00%)                                                                   $174,430,738
                                                                                                    ============

+ Aggregate cost for federal income tax purposes is identical.

------------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

FOOTNOTES:

     (a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

     (b) The interest rate shown reflects the securities current coupon, unless yield is available.

     (c)  The maturity date indicated for the put bond is the next put date.

     (d) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN      =   Bond Anticipation Note                        IDRB     =   Industrial Development Revenue Bond
   EDA      =   Economic Development Authority                LOC      =   Letter of Credit
   GO       =   General Obligation                            PCRB     =   Pollution Control Revenue Bonds
   HEFA     =   Health and Educational Facilities Authority   RB       =   Revenue Bond
   HRB      =   Hospital Revenue Bond                         TAN      =   Tax Anticipation Note
   IDA      =   Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Note
   IDB      =   Industrial Development Board

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2008


================================================================================


-------------------------- ----------------------------- -------------------------------
         States                       Value                      % of Portfolio
-------------------------- ----------------------------- -------------------------------
Alabama                               $3,700,000                       2.05%
Alaska                                 1,000,000                       0.55%
Colorado                              12,000,000                       6.63%
Connecticut                            3,960,000                       2.19%
Delaware                               7,310,000                       4.04%
Florida                               18,895,000                      10.44%
Georgia                                5,430,000                       3.00%
Idaho                                  1,518,810                       0.84%
Illinois                               6,400,000                       3.54%
Iowa                                   3,800,000                       2.10%
Kentucky                               3,110,000                       1.72%
Louisiana                             15,000,000                       8.29%
Maryland                               4,000,000                       2.21%
Minnesota                              4,300,000                       2.38%
Missouri                              10,300,000                       5.69%
New Jersey                             1,000,000                       0.55%
New York                              24,500,000                      13.54%
North Carolina                         4,975,000                       2.75%
Ohio                                  11,205,000                       6.19%
Oregon                                 3,038,220                       1.68%
Pennsylvania                           1,000,000                       0.55%
Texas                                  2,250,000                       1.25%
Utah                                   3,035,760                       1.68%
Washington                             2,700,000                       1.49%
West Virginia                          6,700,000                       3.70%
Wisconsin                             15,301,487                       8.46%
Multiple-State Securities              4,500,000                       2.49%
-------------------------- ----------------------------- -------------------------------
Total                               $180,929,277                     100.00%
-------------------------- ----------------------------- -------------------------------


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008


================================================================================

ASSETS

  Investments in securities, at amortized cost (Note 1)......................................      $    180,929,277
  Cash.......................................................................................               745,131
  Accrued interest receivable................................................................               398,050
  Other receivable...........................................................................                    14
                                                                                                    ---------------
       Total assets..........................................................................           182,072,472
                                                                                                    ---------------

LIABILITIES

  Payable for securities purchased...........................................................             7,592,790
  Payable to affiliates * (Note 2)...........................................................                47,405
  Dividends payable..........................................................................                 1,539
                                                                                                    ---------------
       Total liabilities.....................................................................             7,641,734
                                                                                                    ---------------
  Net assets.................................................................................      $    174,430,738
                                                                                                    ===============

SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 3)....................................      $    174,430,738
  Accumulated net realized gain/loss.........................................................                   -0-
                                                                                                    ---------------
  Net assets.................................................................................      $    174,430,738
                                                                                                    ===============
  Net asset value, per share (applicable to 174,435,813 shares outstanding)..................      $           1.00
                                                                                                    ===============

*  Fees payable to Reich & Tang Asset Management, LLC.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2008


================================================================================

INVESTMENT INCOME

Interest income..............................................................................      $      4,594,389

Expenses (Note 2)............................................................................              (598,469)
                                                                                                    ---------------
Net investment income........................................................................             3,995,920



REALIZED GAIN ON INVESTMENTS

Net realized gain on investments.............................................................                   292
                                                                                                    ---------------
Net increase in net assets resulting from operations.........................................      $      3,996,212
                                                                                                    ===============



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2008 AND 2007


================================================================================

                                                                                2008                   2007
                                                                              ------                  ------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     3,995,920         $     5,645,129
    Net realized gain on investments.................................               292                     -0-
                                                                        ---------------         ---------------
    Increase in net assets resulting from operations.................         3,996,212               5,645,129
Dividends to shareholders from net investment income.................        (3,995,920)             (5,645,129)
Capital share transactions (Note 3)..................................       (14,649,716)             33,822,474
                                                                        ---------------         ---------------
        Total increase (decrease)....................................       (14,649,424)             33,822,474
Net assets:
    Beginning of year................................................       189,080,162             155,257,688
                                                                        ---------------         ---------------
    End of year......................................................   $   174,430,738         $   189,080,162
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============




--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS



================================================================================
1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================


2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund. At June 30, 2008, the Fund owed $47,405 to the Manager, which is included in payable to affiliates on the Statement of Assets and Liabilities.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

Directors of the Fund not affiliated with the Manager receive from the Fund (fee is paid by the Manager from its management fee) an annual retainer of $1,250 and a fee of $450 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting.


3. Capital Stock

At June 30, 2008, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $174,430,738. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Year Ended                   Year Ended
                                                 June 30, 2008                June 30, 2007
                                                 -------------               --------------
Sold......................................         894,366,235                1,024,046,205
Issued on reinvestment of dividends.......           3,981,305                    5,553,743
Redeemed..................................        (912,997,256)               (995,777,474)
                                                 -------------               --------------
Net increase (decrease)...................         (14,649,716)                  33,822,474
                                                 =============               ==============

4. Tax Information

During the year ended June 30, 2008, the Fund utilized $292 of its loss carry forwards and $2,894 expired on June 30, 2008. At June 30, 2008, the Fund had no ordinary distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions and open tax years upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



================================================================================


4. Tax Information (continued)

Based on its analysis, management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

5. New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied. Management is currently evaluating the application of FAS 157 to the Fund and will provide additional information in relation to FAS 157 in the Fund's semi-annual financial statements for the period ending December 31, 2008.


6. Financial Highlights

                                                                           Years Ended June 30,
                                                         -------------------------------------------------------------
                                                            2008         2007         2006         2005         2004
                                                          --------      -------     -------       ------       -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          --------     --------     --------     --------     --------
Income from investment operations: Net investment income     0.026        0.032        0.025        0.014        0.006
Less distributions from:
  Dividends from net investment income.........             (0.026)      (0.032)      (0.025)      (0.014)      (0.006)
                                                          --------     --------     --------     --------     --------
Net asset value, end of year.....................         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                          ========     ========     ========     ========     ========
Total Return.....................................            2.68%        3.27%        2.57%        1.36%        0.60%
Ratios/Supplemental Data
Net assets, end of year (000's)..................         $174,431     $189,080     $155,258     $150,784     $ 170,362
Ratios to average net assets:
  Expenses ......................................            0.40%        0.40%        0.40%        0.40%        0.40%
  Net investment income..........................            2.67%        3.23%        2.55%        1.34%        0.59%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



================================================================================

To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Tax Exempt Proceeds Fund, Inc. (the "Fund") including the schedule of investments, as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


New York, New York                                            Sanville & Company
July 31, 2008



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS

The tax character of all distributions paid during the years ended June 30, 2008 and 2007 were tax-exempt income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================


                                                Directors and Officers Information
                                                          June 30, 2008+
---------------------- ------------- ------------- ------------------------------------- ----------------- --------------

  Name, Address(1),    Position(s)     Term of           Principal Occupation(s)             Number of          Other
       and Age          Held with     Office and               During Past                 Portfolios in    Directorships
                           Fund       Length of                  5 Years                        Fund           held by
                                         Time                                             Complex Overseen    Director
                                      Served(2)                                             by Director
------------------------------------ ------------- ------------------------------------- ----------------- --------------
Disinterested Directors:
---------------------- ------------- ------------- ------------------------------------- ----------------- --------------
Catherine Boone,         Director        2000      Chief Financial Officer, Connecticut   One portfolio         N/A
Age 64                                             Valley Girl Scout Council Since
                                                   January 2007, Assistant Treasurer,
                                                   State of Connecticut, Office of the
                                                   Treasurer from 2000 to 2007.
---------------------- ------------- ------------- ------------------------------------- ----------------- --------------
Marian Chertow,          Director        1989      Director, Industrial Environmental     One portfolio         N/A
PhD., Age 53                                       Management Program, School of
                                                   Forestry and Environmental Studies
                                                   at Yale University since July 1991.
---------------------- ------------- ------------- ------------------------------------- ----------------- --------------
Glenn Klocko,            Director        1990      Comptroller, City of Bristol,          One portfolio         N/A
Age 52                                             Connecticut since May 1998.
---------------------- ------------- ------------- ------------------------------------- ----------------- --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)


================================================================================


                                                Directors and Officers Information
                                                          June 30, 2008+ (continued)
-------------- ------------- ------------- ------------------------------------- ----------------- -----------------

     Name,        Position(s)  Term of               Principal Occupation(s)               Number of        Other
  Address(1),     Held with     Office                     During Past                   Portfolios in   Directorships
    and Age         Fund      and Length                     5 Years                     Fund Complex      held by
                                  of                                                      Overseen by      Director
                                 Time                                                      Director
                              Served(2)
-------------- ------------- ------------- ------------------------------------- ----------------- -----------------
Interested
Directors/Officers:
-------------- ------------- ------------- ------------------------------------- ----------------- -----------------
Howard Rifkin,    Director(3)    2000      Deputy Treasurer, State of Connecticut,       One portfolio       N/A
Age 57                                     Office of the Treasurer since January 1999,
                                           Deputy Secretary of the State, State of
                                           Connecticut, from January 1997 to January
                                           1999 and Associate Professor and Director,
                                           Institute of Public Service, University of
                                           Connecticut from 1991 to 1997.
-------------- ------------- ------------- ------------------------------------- ----------------- -----------------
Sarah Sanders,    Director(3)    2007      Assistant Treasurer, Debt Management,         One portfolio   Connecticut
Age 51                                     State of Connecticut since June 2007,                         Higher
                                           Principal Debt Management Specialist,                         Education
                                           State of Connecticut from July 2001 to                        Student Loan
                                           June 2007.                                                    Authority;
                                                                                                         The
                                                                                                         Connecticut
                                                                                                         Student Loan
                                                                                                         Foundation
                                                                                                         and The
                                                                                                         Connecticut
                                                                                                         Higher
                                                                                                         Education
                                                                                                         and Health
                                                                                                         Facilities
                                                                                                         Authority
-------------- ------------- ------------- ------------------------------------- ----------------- -----------------
Michael P.        President   Since 2007   Executive Vice President of Reich & Tang           N/A            N/A
Lydon,            & Chief                  Asset Management, LLC ("RTAM, LLC") a
Age 44            Executive                registered Investment Advisor and President
                  Officer                  and Chief Executive Officer of the Mutual
                                           Funds Division of RTAM, LLC.  Associated
                  Vice       2005 to 2007  with RTAM, LLC since January 2005.  Mr.
                  President                Lydon was Vice President at Automatic Data
                                           Processing from July 2000 to December 2004.
                                           Mr. Lydon is President and Director/Trustee
                                           of five funds in the Reich & Tang Fund
                                           Complex, Principal Executive Officer of
                                           Delafield Fund, Inc.  President of New York
                                           Daily Tax Free Income Fund, Inc. and
                                           Director of Pax World Money Market Fund,
                                           Inc.  Prior to December 2007, Mr. Lydon was
                                           Vice President of twelve Funds in the Reich
                                           & Tang Fund Complex.  Mr. Lydon also serve
                                           as President, Chief Executive Officer and
                                           Director of Reich & Tang Services, Inc. and
                                           Executive Vice President, Chief Operations
                                           Officer and Director of Reich & Tang
                                           Distributors, Inc.
-------------- ------------- ------------- ------------------------------------- ----------------- -----------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

                                                Directors and Officers Information
                                                    June 30, 2008+ (continued)

------------------ ------------- ------------ -------------------------------------------- ----------------- -----------------
 Name, Address(1),   Position(s) Term of               Principal Occupation(s)                Number of         Other
      and Age        Held with    Office                     During Past                    Portfolios in    Directorships
                        Fund    and Length                     5 Years                       Fund Complex      held by
                                    of                                                       Overseen by      Director
                                   Time                                                        Director
                                Served(2)
------------------ ------------- ------------ -------------------------------------------- ----------------- -----------------
Interested
Directors/Officers:
------------------ ------------- ------------ -------------------------------------------- ----------------- -----------------
Christopher         Chief       Since 2007    Vice President, Chief Compliance Officer,          N/A             N/A
Brancazio,          Compliance                AML Officer and Secretary of RTAM, LLC
Age 42              Officer                   since September 2007. Mr. Brancazio is
                    and AML                   also Chief Compliance Officer and AML
                    Officer                   Officer of eight other funds in the Reich
                                              & Tang Fund Complex.  From February 2007
                                              to August 2007, Mr. Brancazio was a
                                              Compliance Officer at Bank of New York
                                              Asset Management.  From March 2002 to
                                              February 2007 Mr. Brancazio served as
                                              Vice President, Chief Compliance Officer,
                                              and AML Officer of Trainer Wortham & Co.
                                              Inc., and the Trainer Wortham Mutual
                                              Funds.  Mr. Brancazio also serves as Vice
                                              President, Chief Compliance Officer, AML
                                              Officer and Secretary of Reich & Tang
                                              Services, Inc. and Reich & Tang
                                              Distributors, Inc.
------------------ ------------- ------------ -------------------------------------------- ----------------- -----------------
Richard De          Vice        Since 2005    Executive Vice President and Chief                 N/A             N/A
Sanctis,            President                 Operating Officer of RTAM, LLC. and Reich &
Age 51                                        Tang Services, Inc.  Associated with RTAM,
                    Treasurer   1994 to 2004  LLC since 1990.  Mr. De Sanctis is Vice
                    and                       President of eight other funds in the Reich
                    Assistant                 & Tang Fund Complex and serves as Executive
                    Secretary                 Vice President and Chief Financial Officer
                                              of Reich & Tang Distributors, Inc.  Prior
                                              to December 2004, Mr. De Sanctis was
                                              Treasurer and Assistant Secretary of eleven
                                              funds in the Reich & Tang Fund Complex and
                                              Vice President, Treasurer and Assistant
                                              Secretary of Cortland Trust, Inc.
------------------ ------------- ------------ -------------------------------------------- ----------------- -----------------
Joseph Jerkovich,   Treasurer   Since 2008    Senior Vice President and Chief Financial          N/A             N/A
Age 40              &                         Officer of RTAM, LLC and of Reich & Tang
                    Assistant                 Services, Inc.  Associated with RTAM, LLC
                    Secretary                 since September 2004. Mr. Jerkovich was Vice
                                              President and Chief Investment Officer at
                                              Winklevoss Consulting from May 2002 - July
                                              2004. Mr. Jerkovich is Treasurer & Assistant
                                              Secretary of eight other funds in the Reich &
                                              Tang Fund Complex and is also Senior Vice
                                              President and Controller of Reich & Tang
                                              Distributors, Inc.
------------------ ------------- ------------ -------------------------------------------- ----------------- -----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)


================================================================================


                                                Directors and Officers Information
                                                          June 30, 2008+ (continued)
-------------------- --------------- --------------- ---------------------------------- ----------------- -----------------
 Name, Address(1),    Position(s)    Term of Office      Principal Occupation(s)           Number of           Other
      and Age          Held with     and Length of             During Past             Portfolios in Fund   Directorships
                          Fund       Time Served(2)              5 Years                Complex Overseen      held by
                                                                                          by Director         Director
-------------------- --------------- --------------- ---------------------------------- ----------------- -----------------
Interested Directors/Officers:
-------------------- --------------- --------------- ---------------------------------- ----------------- -----------------
Christine Manna,     Secretary        Since 2007     Vice President and Assistant
Age 38                                               Secretary of RTAM, LLC. Ms.
                                                     Manna has been associated with
                                                     RTAM, LLC and its predecessors
                                                     since June 1995. Ms. Manna is
                                                     Secretary of eight other funds
                                                     in the Reich & Tang Fund
                                                     Complex. Ms Manna is also a
                                                     Vice President and Assistant
                                                     Secretary of Reich & Tang
                                                     Services, Inc. and Reich &
                                                     Tang Distributors, Inc.
-------------------- --------------- --------------- ---------------------------------- ----------------- -----------------
Robert Rickard,      Vice President   Since 2006     Senior Vice President of RTAM,
Age 39                                               LLC. Associated with RTAM, LLC
                                                     since December 1991. Mr.
                                                     Rickard is also Vice President
                                                     of eight other funds in the
                                                     Reich & Tang Fund Complex. Mr.
                                                     Rickard is also Senior Vice
                                                     President of Reich & Tang
                                                     Distributors, Inc.
-------------------- --------------- --------------- ---------------------------------- ----------------- -----------------

+ The Statement of Additional  Information includes additional information about
  Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available,without charge,upon request by calling the Fund's transfer agent at (212) 830-5200.

(1) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(3) Howard Rifkin and Sarah Sanders are deemed interested persons of the Fund due to other affiliation with the State of Connecticut.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      TAX EXEMPT
-----------------------------------------------                         PROCEEDS
This report is  submitted for    the   general                        FUND, INC.
information of the  shareholders  of the Fund.
It is  not    authorized for   distribution to
prospective   investors  in the    Fund unless
preceded  or   accompanied   by an   effective
prospectus,  which   includes      information
regarding theFund's objectives and   policies,
experience of its management, marketability of
shares, and other information.
-----------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor                                     Annual Report
     Brooklyn, New York 11217                                      June 30, 2008


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

Distributor
     Reich & Tang Distributors, Inc.
     600 Fifth Avenue
     New York, New York 10020



TEP06/08A


--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 6/30/2008                      FYE 6/30/2007
                                    -------------                      -------------
4(a)     Audit Fees                 $19,000                            $18,500
4(b)     Audit Related Fees         $     0                            $     0
4(c)     Tax Fees                   $ 1,500                            $ 1,500
4(d)     All Other Fees             $     0                            $     0


4(e)(1) The registrant's audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm ("accountants") for the registrant and (ii) any non-audit services performed by the accountants for the registrant's investment adviser and control persons of the adviser that provide ongoing services to the registrant ("Service Affiliates") if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

4(e)(2) None

4(f) Not applicable.

4(g) $1,500 and $101,150, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2008. $1,500 and $97,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2007.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

 By (Signature and Title)*   /s/ Christine Manna
                             -------------------
                             Christine Manna, Secretary
Date: August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
                             ------------------
                             Michael P. Lydon, President

Date: August 18, 2008

By (Signature and Title)*    /s/ Joseph Jerkovich
                             ----------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: August 18, 2008

* Print the name and title of each signing officer under his or her signature.